Financial risk management (Schedule of detailed information about maturity of warrant liabilities) (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Warrant liabilities	$ 753,660	$ 1,087,997
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Warrant liabilities	0	0
Between one and five years [Member]
Disclosure of detailed information about financial instruments [line items]
Warrant liabilities	753,660	1,087,997
Greater than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Warrant liabilities	$ 0	$ 0